Schedule of government loans (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
SBA loan	$ 143	$ 144
Western Development Canada loan	57	129
Total	200	273
Less current portion	(61)	(132)
Long-term portion of government loans	$ 139	$ 141